OTHER NON-CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Financial liabilities
-Long-term payables for mining rights	¥ 623,085	¥ 798,204
-Other financial liabilities	37,782	82,660
Financial liabilities included in other non-current liabilities	660,867	880,864
Obligations in relation to early retirement schemes (Note (i))	138,464	249,476
Deferred government grants	181,693	206,476
Deferred gain relating to sales and leaseback agreements	42,417	50,631
Contract liabilities	93,240	116,545
Provision for rehabilitation	830,154	506,006
Others	229,949	161,429
Other non current liabilities excluding financial liabilities	1,515,917	1,290,563
Other non current liabilities	¥ 2,176,784	2,171,427		$ 315,604
Percentage of forecasted increase in living expenses, social insurance and housing fund	3.00%			3.00%
Retirement benefits under the Group's early retirement schemes
As at 1 January	¥ 502,155	572,358
Provision made during the year (Note 32)	46,919	269,895	¥ 67,747
Interest costs	5,283	4,782
Payment during the year	(283,237)	(344,880)
As at 31 December	271,120	502,155	¥ 572,358
Non-current	138,464	249,476
Current (note 24)	¥ 132,656	¥ 252,679